UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05567

MFS INTERMEDIATE HIGH INCOME FUND

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 28, 2014

MFS® INTERMEDIATE HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

2/28/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 122.5%
Aerospace - 3.0%
Alliant Techsystems, Inc., 5.25%, 10/01/21 (n)	$85,000	$87,125
Bombardier, Inc., 7.5%, 3/15/18 (n)	235,000	264,375
Bombardier, Inc., 7.75%, 3/15/20 (n)	135,000	150,860
Bombardier, Inc., 6.125%, 1/15/23 (n)	245,000	248,063
CPI International, Inc., 8%, 2/15/18	250,000	265,000
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	405,000	450,563
Kratos Defense & Security Solutions, Inc., 10%, 6/01/17	555,000	592,463

		$2,058,449
Apparel Manufacturers - 1.5%
Hanesbrands, Inc., 6.375%, 12/15/20	$225,000	$246,938
Jones Group, Inc., 6.875%, 3/15/19	215,000	219,838
PVH Corp., 7.375%, 5/15/20	335,000	372,680
PVH Corp., 4.5%, 12/15/22	145,000	142,825

		$982,281
Asset-Backed & Securitized - 0.5%
Banc of America Commercial Mortgage, Inc., FRN, 6.261%, 2/10/51 (z)	$450,000	$237,848
Citigroup Commercial Mortgage Trust, FRN, 5.706%, 12/10/49	275,000	33,688
G-Force LLC, CDO, “A2”, 4.83%, 8/22/36 (z)	5,160	5,273
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.011%, 2/15/51	155,000	87,742

		$364,551
Automotive - 3.8%
Accuride Corp., 9.5%, 8/01/18	$385,000	$392,700
Allison Transmission, Inc., 7.125%, 5/15/19 (n)	585,000	631,800
General Motors Financial Co., Inc., 6.75%, 6/01/18	245,000	285,425
Goodyear Tire & Rubber Co., 6.5%, 3/01/21	345,000	376,913
Goodyear Tire & Rubber Co., 7%, 5/15/22	85,000	94,775
Jaguar Land Rover PLC, 8.125%, 5/15/21 (n)	345,000	390,713
Jaguar Land Rover PLC, 5.625%, 2/01/23 (n)	150,000	156,750
Lear Corp., 8.125%, 3/15/20	133,000	145,635
Lear Corp., 4.75%, 1/15/23 (n)	65,000	63,050

		$2,537,761
Broadcasting - 6.5%
AMC Networks, Inc., 7.75%, 7/15/21	$311,000	$352,985
Clear Channel Communications, Inc., 9%, 3/01/21	333,000	348,818
Clear Channel Worldwide Holdings, Inc., 6.5%, 11/15/22	45,000	47,588
Clear Channel Worldwide Holdings, Inc., 6.5%, 11/15/22	205,000	218,325
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 3/15/20	10,000	10,750
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 3/15/20	185,000	200,263
Hughes Network Systems LLC, 7.625%, 6/15/21	215,000	242,950
IAC/InterActive Corp., 4.875%, 11/30/18 (n)	45,000	46,913
IAC/InterActive Corp., 4.75%, 12/15/22	165,000	159,637
Inmarsat Finance PLC, 7.375%, 12/01/17 (n)	165,000	171,600
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22 (n)	215,000	226,825
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22	330,000	348,150
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23 (z)	70,000	69,213
Intelsat S.A., 8.125%, 6/01/23 (n)	365,000	396,481
Liberty Media Corp., 8.5%, 7/15/29	250,000	275,625
Liberty Media Corp., 8.25%, 2/01/30	10,000	10,825
Netflix, Inc., 5.375%, 2/01/21	250,000	261,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - continued
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	$185,000	$199,338
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)	85,000	83,088
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)	30,000	31,575
SIRIUS XM Radio, Inc., 5.25%, 8/15/22 (n)	35,000	36,225
Univision Communications, Inc., 6.875%, 5/15/19 (n)	280,000	301,000
Univision Communications, Inc., 7.875%, 11/01/20 (n)	195,000	215,963
Univision Communications, Inc., 8.5%, 5/15/21 (n)	135,000	150,019

		$4,405,406
Brokerage & Asset Managers - 0.8%
E*TRADE Financial Corp., 6.375%, 11/15/19	$485,000	$526,225

Building - 4.3%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21 (n)	$160,000	$167,000
Boise Cascade Co., 6.375%, 11/01/20	125,000	133,438
Building Materials Holding Corp., 6.875%, 8/15/18 (n)	185,000	194,481
Building Materials Holding Corp., 7%, 2/15/20 (n)	115,000	123,338
Building Materials Holding Corp., 6.75%, 5/01/21 (n)	160,000	173,600
CEMEX Espana S.A., 9.25%, 5/12/20 (n)	205,000	224,270
CEMEX S.A.B. de C.V., 9.25%, 5/12/20	170,000	185,980
Gibraltar Industries, Inc., 6.25%, 2/01/21	80,000	84,400
HD Supply, Inc., 8.125%, 4/15/19	125,000	140,625
HD Supply, Inc., 7.5%, 7/15/20	390,000	427,050
Headwaters, Inc., 7.25%, 1/15/19 (z)	75,000	78,563
Headwaters, Inc., 7.625%, 4/01/19	60,000	65,100
Nortek, Inc., 8.5%, 4/15/21	290,000	324,800
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 6/01/20 (n)	182,000	202,930
USG Corp., 6.3%, 11/15/16	179,000	194,215
USG Corp., 7.875%, 3/30/20 (n)	110,000	123,475
USG Corp., 5.875%, 11/01/21 (n)	60,000	63,900

		$2,907,165
Business Services - 2.5%
Equinix, Inc., 4.875%, 4/01/20	$135,000	$137,194
Equinix, Inc., 5.375%, 4/01/23	110,000	111,650
Fidelity National Information Services, Inc., 5%, 3/15/22	170,000	177,082
First Data Corp., 10.625%, 6/15/21 (n)	230,000	258,750
iGate Corp., 9%, 5/01/16	319,000	336,944
Iron Mountain, Inc., 8.375%, 8/15/21	187,000	199,620
Iron Mountain, Inc., 6%, 8/15/23	170,000	180,625
Lender Processing Services, Inc., 5.75%, 4/15/23	70,000	74,638
NeuStar, Inc., 4.5%, 1/15/23	220,000	189,750

		$1,666,253
Cable TV - 4.8%
CCO Holdings LLC, 8.125%, 4/30/20	$445,000	$487,275
CCO Holdings LLC, 7.375%, 6/01/20	75,000	82,125
CCO Holdings LLC, 6.5%, 4/30/21	350,000	374,063
CCO Holdings LLC/CCO Capital Corp., 5.75%, 1/15/24	155,000	155,775
Cequel Communications Holdings, 6.375%, 9/15/20 (n)	190,000	200,925
Cequel Communications Holdings I LLC, 5.125%, 12/15/21 (n)	55,000	54,863
DISH DBS Corp., 7.875%, 9/01/19	70,000	82,250
DISH DBS Corp., 6.75%, 6/01/21	175,000	196,000
DISH DBS Corp., 5%, 3/15/23	135,000	133,988
Lynx I Corp., 5.375%, 4/15/21 (n)	200,000	206,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - continued
ONO Finance ll PLC, 10.875%, 7/15/19 (n)		$150,000	$165,750
Telenet Finance Luxembourg, 6.375%, 11/15/20 (n)	EUR	200,000	296,845
UPC Holding B.V., 9.875%, 4/15/18 (n)		$200,000	212,000
UPCB Finance III Ltd., 6.625%, 7/01/20 (n)		354,000	378,338
Ziggo Bond Co. B.V., 8%, 5/15/18 (z)	EUR	135,000	198,229

			$3,224,426
Chemicals - 4.3%
Celanese U.S. Holdings LLC, 5.875%, 6/15/21		$137,000	$147,618
Celanese U.S. Holdings LLC, 4.625%, 11/15/22		90,000	89,550
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/21 (n)		300,000	324,000
Hexion U.S. Finance Corp., 6.625%, 4/15/20		110,000	113,713
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18		245,000	255,410
Huntsman International LLC, 8.625%, 3/15/21		375,000	423,750
INEOS Finance PLC, 8.375%, 2/15/19 (n)		400,000	443,000
INEOS Group Holdings S.A., 6.125%, 8/15/18 (n)		200,000	207,000
NOVA Chemicals Corp., 5.25%, 8/01/23 (n)		145,000	154,425
Polypore International, Inc., 7.5%, 11/15/17		90,000	95,400
Taminco Global Chemical Corp., 9.75%, 3/31/20 (z)		275,000	312,125
Tronox Finance LLC, 6.375%, 8/15/20		340,000	349,350

			$2,915,341
Computer Software - 1.2%
Infor (US), Inc., 11.5%, 7/15/18		$215,000	$249,938
Syniverse Holdings, Inc., 9.125%, 1/15/19		325,000	355,875
VeriSign, Inc., 4.625%, 5/01/23		190,000	185,250

			$791,063
Computer Software - Systems - 1.0%
Audatex North America, Inc., 6%, 6/15/21 (n)		$290,000	$309,575
Audatex North America, Inc., 6.125%, 11/01/23 (n)		50,000	53,500
CDW LLC/CDW Finance Corp., 12.535%, 10/12/17		9,000	9,450
CDW LLC/CDW Finance Corp., 8.5%, 4/01/19		300,000	330,000

			$702,525
Conglomerates - 2.5%
Amsted Industries, Inc., 8.125%, 3/15/18 (n)		$320,000	$334,400
BC Mountain LLC, 7%, 2/01/21 (n)		270,000	268,650
Dynacast International LLC, 9.25%, 7/15/19		200,000	222,500
Renaissance Acquisition, 6.875%, 8/15/21 (n)		350,000	357,875
Rexel S.A., 6.125%, 12/15/19 (n)		200,000	211,000
Silver II Borrower, 7.75%, 12/15/20 (n)		300,000	321,000

			$1,715,425
Construction - 0.2%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/21		$135,000	$135,844

Consumer Products - 1.5%
Elizabeth Arden, Inc., 7.375%, 3/15/21		$280,000	$299,600
Jarden Corp., 7.5%, 1/15/20		295,000	317,125
Prestige Brands, Inc., 8.125%, 2/01/20		79,000	88,480
Prestige Brands, Inc., 5.375%, 12/15/21 (z)		125,000	126,875
Spectrum Brands, Inc., 6.375%, 11/15/20		165,000	179,850

			$1,011,930

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Services - 1.7%
ADT Corp., 6.25%, 10/15/21 (n)	$175,000	$184,188
ADT Corp., 4.125%, 6/15/23	85,000	79,888
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17	150,000	151,313
Monitronics International, Inc., 9.125%, 4/01/20	220,000	235,950
QVC, Inc., 7.375%, 10/15/20 (n)	125,000	135,441
Service Corp. International, 7%, 6/15/17	325,000	365,219

		$1,151,999
Containers - 4.7%
Ardagh Packaging Finance PLC, 7.375%, 10/15/17 (n)	$200,000	$213,750
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	400,000	442,000
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	200,000	222,000
Ball Corp., 5%, 3/15/22	134,000	138,355
Ball Corp., 4%, 11/15/23	15,000	14,381
Berry Plastics Group, Inc., 9.5%, 5/15/18	65,000	69,063
Berry Plastics Group, Inc., 9.75%, 1/15/21	100,000	116,000
Beverage Packaging Holdings Group, 6%, 6/15/17 (z)	35,000	36,400
Crown American LLC, 4.5%, 1/15/23	385,000	378,263
Exopack Holdings S.A., 7.875%, 11/01/19 (n)	200,000	208,000
Greif, Inc., 6.75%, 2/01/17	170,000	188,700
Reynolds Group, 7.125%, 4/15/19	225,000	239,344
Reynolds Group, 9.875%, 8/15/19	100,000	112,750
Reynolds Group, 5.75%, 10/15/20	130,000	135,850
Reynolds Group, 8.25%, 2/15/21	610,000	666,425

		$3,181,281
Defense Electronics - 0.3%
Ducommun, Inc., 9.75%, 7/15/18	$186,000	$208,785

Electrical Equipment - 0.2%
Avaya, Inc., 9.75%, 11/01/15	$120,000	$119,700
Avaya, Inc., 7%, 4/01/19 (n)	45,000	44,663

		$164,363
Electronics - 1.7%
Advanced Micro Devices, Inc., 6.75%, 3/01/19 (z)	$135,000	$135,675
Micron Technology, Inc., 5.875%, 2/15/22 (z)	70,000	73,150
Nokia Corp., 5.375%, 5/15/19	65,000	69,225
Nokia Corp., 6.625%, 5/15/39	65,000	67,113
NXP B.V., 5.75%, 2/15/21 (n)	200,000	213,000
NXP B.V., 5.75%, 3/15/23 (n)	245,000	257,863
Sensata Technologies B.V., 6.5%, 5/15/19 (n)	305,000	327,875

		$1,143,901
Energy - Independent - 9.7%
Antero Resources Finance Corp., 6%, 12/01/20	$135,000	$144,113
Antero Resources Finance Corp., 5.375%, 11/01/21 (n)	225,000	230,063
Bill Barrett Corp., 7%, 10/15/22	170,000	178,075
BreitBurn Energy Partners LP, 8.625%, 10/15/20	85,000	92,013
BreitBurn Energy Partners LP, 7.875%, 4/15/22	320,000	348,800
Carrizo Oil & Gas, Inc., 7.5%, 9/15/20	185,000	203,500
Chaparral Energy, Inc., 7.625%, 11/15/22	275,000	298,375
Cimarex Energy Co., 5.875%, 5/01/22	60,000	64,800
Concho Resources, Inc., 6.5%, 1/15/22	280,000	306,250
Concho Resources, Inc., 5.5%, 4/01/23	175,000	182,875

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
Denbury Resources, Inc., 8.25%, 2/15/20	$215,000	$235,156
Denbury Resources, Inc., 4.625%, 7/15/23	130,000	122,525
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	121,000	132,193
EP Energy LLC, 6.875%, 5/01/19	75,000	80,906
EP Energy LLC, 9.375%, 5/01/20	285,000	329,888
EP Energy LLC, 7.75%, 9/01/22	475,000	535,563
EPL Oil & Gas, Inc., 8.25%, 2/15/18	270,000	291,600
Halcon Resources Corp., 8.875%, 5/15/21	210,000	213,675
Harvest Operations Corp., 6.875%, 10/01/17	320,000	345,600
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2/15/20 (n)	105,000	113,400
Laredo Petroleum, Inc., 9.5%, 2/15/19	170,000	188,275
Laredo Petroleum, Inc., 5.625%, 1/15/22 (z)	80,000	81,400
Laredo Petroleum, Inc., 7.375%, 5/01/22	60,000	66,600
LINN Energy LLC, 8.625%, 4/15/20	40,000	43,600
LINN Energy LLC, 7.75%, 2/01/21	194,000	210,005
MEG Energy Corp., 6.5%, 3/15/21 (n)	105,000	110,775
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (z)	170,000	173,400
Oasis Petroleum, Inc., 6.875%, 3/15/22 (n)	165,000	179,025
QEP Resources, Inc., 6.875%, 3/01/21	101,000	111,100
Range Resources Corp., 5%, 8/15/22	315,000	324,450
SandRidge Energy, Inc., 8.125%, 10/15/22	360,000	387,000
SM Energy Co., 6.5%, 11/15/21	240,000	260,400

		$6,585,400
Engineering - Construction - 0.1%
BakerCorp International, Inc., 8.25%, 6/01/19	$85,000	$87,975

Entertainment - 1.8%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)	$120,000	$130,200
Cedar Fair LP, 9.125%, 8/01/18	115,000	123,481
Cedar Fair LP, 5.25%, 3/15/21	260,000	264,225
Cinemark USA, Inc., 5.125%, 12/15/22	165,000	165,825
Cinemark USA, Inc., 4.875%, 6/01/23	190,000	184,300
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	320,000	324,000

		$1,192,031
Financial Institutions - 7.0%
Aircastle Ltd., 4.625%, 12/15/18	$175,000	$181,125
Aviation Capital Group, 4.625%, 1/31/18 (n)	140,000	145,869
Aviation Capital Group, 6.75%, 4/06/21 (n)	200,000	219,062
CIT Group, Inc., 6.625%, 4/01/18 (n)	319,000	359,673
CIT Group, Inc., 5.5%, 2/15/19 (n)	280,000	304,500
CIT Group, Inc., 5%, 8/15/22	400,000	420,000
Icahn Enterprises LP, 6%, 8/01/20	90,000	95,850
Icahn Enterprises LP, 6%, 8/01/20 (z)	130,000	137,150
Icahn Enterprises LP, 5.875%, 2/01/22 (n)	250,000	255,000
International Lease Finance Corp., 7.125%, 9/01/18 (n)	246,000	285,975
Nationstar Mortgage LLC/Capital Corp., 10.875%, 4/01/15	120,000	120,600
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18	140,000	141,050
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20	555,000	561,930
PHH Corp., 7.375%, 9/01/19	235,000	256,150
PHH Corp., 6.375%, 8/15/21	75,000	75,750
SLM Corp., 8.45%, 6/15/18	185,000	218,994
SLM Corp., 4.875%, 6/17/19	58,000	59,885

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Financial Institutions - continued
SLM Corp., 8%, 3/25/20		$585,000	$675,675
SLM Corp., 7.25%, 1/25/22		190,000	209,000

			$4,723,238
Food & Beverages - 1.5%
B&G Foods, Inc., 4.625%, 6/01/21		$110,000	$109,580
Constellation Brands, Inc., 3.75%, 5/01/21		35,000	34,038
Constellation Brands, Inc., 4.25%, 5/01/23		215,000	210,700
Darling Escrow Corp., 5.375%, 1/15/22 (n)		230,000	236,038
Hawk Acquisition Sub, Inc., 4.25%, 10/15/20 (n)		175,000	174,563
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)		255,000	262,650

			$1,027,569
Forest & Paper Products - 1.1%
Appvion, Inc., 9%, 6/01/20 (n)		$175,000	$180,250
Smurfit Kappa Group PLC, 4.875%, 9/15/18 (n)		200,000	210,500
Smurfit Kappa Group PLC, 7.75%, 11/15/19 (n)	EUR	120,000	178,314
Tembec Industries, Inc., 11.25%, 12/15/18		$150,000	164,625

			$733,689
Gaming & Lodging - 3.6%
Caesars Entertainment Operating Co., Inc., 8.5%, 2/15/20		$95,000	$91,200
CCM Merger, Inc., 9.125%, 5/01/19 (z)		255,000	270,938
Chester Downs & Marina LLC, 9.25%, 2/01/20 (n)		95,000	93,100
Greektown Holdings LLC, 8.875%, 3/15/19 (z)		115,000	118,450
Hilton Worldwide Finance Co., 5.625%, 10/15/21 (n)		130,000	137,475
Isle of Capri Casinos, Inc., 8.875%, 6/15/20		170,000	185,300
Isle of Capri Casinos, Inc., 5.875%, 3/15/21		35,000	36,138
MGM Resorts International, 11.375%, 3/01/18		195,000	253,013
MGM Resorts International, 6.625%, 12/15/21		180,000	197,550
Pinnacle Entertainment, Inc., 8.75%, 5/15/20		165,000	181,500
PNK Finance Corp., 6.375%, 8/01/21 (n)		130,000	135,850
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21		105,000	105,263
Seven Seas Cruises S. DE R.L., 9.125%, 5/15/19		310,000	342,550
Wynn Las Vegas LLC, 7.75%, 8/15/20		260,000	290,550

			$2,438,877
Health Maintenance Organizations - 0.1%
Wellcare Health Plans, Inc., 5.75%, 11/15/20		$85,000	$88,613

Industrial - 1.7%
Dematic S.A., 7.75%, 12/15/20 (n)		$385,000	$414,838
Howard Hughes Corp., 6.875%, 10/01/21 (n)		175,000	184,625
Hyva Global B.V., 8.625%, 3/24/16 (n)		200,000	199,750
Mueller Water Products, Inc., 8.75%, 9/01/20		126,000	141,435
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)		175,000	190,313

			$1,130,961
Insurance - Property & Casualty - 0.7%
XL Group PLC, 6.5% to 4/15/17, FRN to 12/29/49		$490,000	$483,263

International Market Quasi-Sovereign - 0.2%
Eksportfinans A.S.A., 5.5%, 5/25/16		$60,000	$63,375
Eksportfinans A.S.A., 5.5%, 6/26/17		95,000	100,930

			$164,305

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Machinery & Tools - 1.6%
CNH Capital LLC, 3.625%, 4/15/18	$140,000	$142,100
H&E Equipment Services Co., 7%, 9/01/22	295,000	324,500
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (z)	130,000	133,900
RSC Equipment Rental, Inc., 8.25%, 2/01/21	240,000	270,900
United Rentals North America, Inc., 7.625%, 4/15/22	177,000	201,116

		$1,072,516
Major Banks - 2.4%
Bank of America Corp., FRN, 5.2%, 12/31/49	$345,000	$324,300
Barclays Bank PLC, 7.625%, 11/21/22	400,000	442,000
JPMorgan Chase & Co., 6% to 1/08/23, FRN to 12/29/49	425,000	422,875
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31, FRN to 8/29/49	275,000	292,875
Royal Bank of Scotland Group PLC, 6.99% to 10/04/17, FRN to 12/29/49 (n)	100,000	107,500

		$1,589,550
Medical & Health Technology & Services - 6.8%
AmSurg Corp., 5.625%, 11/30/20	$110,000	$115,775
CHS/Community Health Systems, Inc., 5.125%, 8/01/21 (z)	55,000	56,925
CHS/Community Health Systems, Inc., 6.875%, 2/01/22 (z)	255,000	271,256
Davita, Inc., 6.375%, 11/01/18	505,000	530,881
Davita, Inc., 6.625%, 11/01/20	190,000	204,013
Fresenius Medical Care Capital Trust III, 5.625%, 7/31/19 (n)	170,000	183,175
Fresenius Medical Care Capital Trust III, 5.875%, 1/31/22 (n)	145,000	155,150
HCA, Inc., 7.5%, 2/15/22	380,000	440,800
HCA, Inc., 5.875%, 3/15/22	395,000	431,538
HealthSouth Corp., 8.125%, 2/15/20	425,000	463,250
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 5/15/19	220,000	235,400
Kinetic Concepts, Inc., 12.5%, 11/01/19	190,000	218,500
Lifepoint Hospitals, Inc., 5.5%, 12/01/21 (n)	265,000	277,256
Tenet Healthcare Corp., 8%, 8/01/20	385,000	422,538
Tenet Healthcare Corp., 4.5%, 4/01/21	210,000	209,475
Universal Health Services, Inc., 7%, 10/01/18	130,000	137,800
Universal Health Services, Inc., 7.625%, 8/15/20	245,000	263,375

		$4,617,107
Medical Equipment - 1.0%
Biomet, Inc., 6.5%, 8/01/20	$230,000	$248,113
Physio-Control International, Inc., 9.875%, 1/15/19 (n)	128,000	143,360
Teleflex, Inc., 6.875%, 6/01/19	275,000	292,188

		$683,661
Metals & Mining - 3.5%
ArcelorMittal S.A., 6.75%, 2/25/22	$60,000	$66,600
ArcelorMittal S.A., 7.25%, 3/01/41	145,000	147,538
Arch Coal, Inc., 8%, 1/15/19 (z)	105,000	106,050
Arch Coal, Inc., 7.25%, 10/01/20	135,000	110,700
Century Aluminum Co., 7.5%, 6/01/21 (n)	200,000	198,000
Commercial Metals Co., 4.875%, 5/15/23	130,000	125,125
Consol Energy, Inc., 8.25%, 4/01/20	310,000	337,125
Consol Energy, Inc., 6.375%, 3/01/21	70,000	74,200
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)	400,000	420,000
Fortescue Metals Group Ltd., 8.25%, 11/01/19 (n)	180,000	198,450
Peabody Energy Corp., 6%, 11/15/18	110,000	119,075
Peabody Energy Corp., 6.25%, 11/15/21	110,000	113,575
TMS International Corp., 7.625%, 10/15/21 (n)	155,000	167,400

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - continued
Walter Energy, Inc., 9.5%, 10/15/19 (n)	$60,000	$60,150
Walter Energy, Inc., 8.5%, 4/15/21	195,000	141,863

		$2,385,851
Municipals - 0.1%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	$90,000	$87,020

Natural Gas - Distribution - 1.0%
AmeriGas Finance LLC, 6.75%, 5/20/20	$310,000	$337,900
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21	230,000	240,350
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22 (n)	100,000	104,500

		$682,750
Natural Gas - Pipeline - 4.6%
Access Midstream Partners Co., 5.875%, 4/15/21	$75,000	$80,063
Access Midstream Partners Co., 4.875%, 5/15/23	345,000	351,900
Atlas Pipeline Partners LP/Atlas Pipeline, 4.75%, 11/15/21	70,000	66,850
Atlas Pipeline Partners LP/Atlas Pipeline, 5.875%, 8/01/23	210,000	206,325
Colorado Interstate Gas Co., 6.8%, 11/15/15	91,000	99,998
Crestwood Midstream Partners LP, 6%, 12/15/20	235,000	247,338
Crestwood Midstream Partners LP, 6.125%, 3/01/22 (n)	55,000	57,475
Crosstex Energy, Inc., 7.125%, 6/01/22	16,000	18,400
El Paso Corp., 7.75%, 1/15/32	500,000	533,251
Energy Transfer Equity LP, 7.5%, 10/15/20	290,000	331,325
MarkWest Energy Partners LP, 5.5%, 2/15/23	225,000	232,875
MarkWest Energy Partners LP, 4.5%, 7/15/23	135,000	130,781
Sabine Pass Liquefaction, 5.875%, 2/01/21 (n)	200,000	205,000
Sabine Pass Liquefaction, 5.625%, 4/15/23 (n)	450,000	442,125
Summit Midstream Holdings LLC, 7.5%, 7/01/21 (n)	130,000	137,800

		$3,141,506
Network & Telecom - 1.5%
Centurylink, Inc., 6.45%, 6/15/21	$105,000	$112,613
Centurylink, Inc., 7.65%, 3/15/42	175,000	164,500
Citizens Communications Co., 9%, 8/15/31	205,000	214,225
Frontier Communications Corp., 8.125%, 10/01/18	95,000	110,200
Qwest Corp., 7.5%, 10/01/14	1,000	1,036
TW Telecom Holdings, Inc., 5.375%, 10/01/22	120,000	122,400
TW Telecom Holdings, Inc., 5.375%, 10/01/22	70,000	71,400
Windstream Corp., 7.75%, 10/15/20	135,000	145,125
Windstream Corp., 7.75%, 10/01/21	55,000	59,400

		$1,000,899
Oil Services - 2.3%
Bristow Group, Inc., 6.25%, 10/15/22	$285,000	$302,813
Dresser-Rand Group, Inc., 6.5%, 5/01/21	80,000	85,600
Edgen Murray Corp., 8.75%, 11/01/20 (n)	153,000	176,715
Pacific Drilling S.A., 5.375%, 6/01/20 (n)	235,000	237,938
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)	330,000	341,550
Unit Corp., 6.625%, 5/15/21	365,000	388,725

		$1,533,341
Other Banks & Diversified Financials - 1.3%
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 12/31/49 (n)	$225,000	$281,810
LBG Capital No. 1 PLC, 7.875%, 11/01/20 (n)	281,000	297,860

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
UBS AG, 7.625%, 8/17/22		$250,000	$296,664

			$876,334
Pharmaceuticals - 2.1%
Capsugel FinanceCo. SCA, 9.875%, 8/01/19 (n)	EUR	200,000	$303,694
Capsugel S.A., 7%, 5/15/19 (n)(p)		$70,000	72,625
Endo Finance Co., 5.75%, 1/15/22 (z)		105,000	108,413
Endo Health Solutions, Inc., 7.25%, 1/15/22		135,000	147,656
Salix Pharmaceuticals Ltd., 6%, 1/15/21 (z)		110,000	117,700
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)		390,000	425,588
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)		105,000	116,813
Vantage Point Imaging, 7.5%, 7/15/21 (n)		125,000	142,500

			$1,434,989
Precious Metals & Minerals - 0.7%
Eldorado Gold Corp., 6.125%, 12/15/20 (n)		$175,000	$171,938
IAMGOLD Corp., 6.75%, 10/01/20 (n)		354,000	311,520

			$483,458
Printing & Publishing - 0.8%
American Media, Inc., 13.5%, 6/15/18 (z)		$28,207	$30,323
Gannett Co., Inc., 6.375%, 10/15/23 (n)		195,000	205,725
Gannett Co., Inc., 5.125%, 7/15/20 (n)		110,000	113,300
Lamar Media Corp., 5%, 5/01/23		165,000	164,588

			$513,936
Railroad & Shipping - 0.3%
Watco Cos. LLC, 6.375%, 4/01/23 (n)		$165,000	$166,650

Real Estate - 2.1%
Aviv Healthcare Properties LP/Aviv Healthcare, 6%, 10/15/21		$235,000	$244,988
CNL Lifestyle Properties, Inc., REIT, 7.25%, 4/15/19		150,000	157,500
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21		180,000	189,900
ERP Properties, REIT, 7.75%, 7/15/20		200,000	236,910
ERP Properties, REIT, 5.75%, 8/15/22		50,000	53,153
Felcor Lodging LP, REIT, 5.625%, 3/01/23		100,000	100,500
MPT Operating Partnership LP, REIT, 6.875%, 5/01/21		150,000	162,375
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22		255,000	267,750

			$1,413,076
Retailers - 2.0%
Academy Ltd., 9.25%, 8/01/19 (n)		$95,000	$104,025
Best Buy Co., Inc., 5.5%, 3/15/21		110,000	109,450
Burlington Coat Factory Warehouse Corp., 10%, 2/15/19		210,000	233,625
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (n)(p)		185,000	193,788
Limited Brands, Inc., 7%, 5/01/20		50,000	57,125
Limited Brands, Inc., 6.95%, 3/01/33		175,000	178,938
Rite Aid Corp., 9.25%, 3/15/20		310,000	356,500
Sally Beauty Holdings, Inc., 6.875%, 11/15/19		135,000	148,163

			$1,381,614
Specialty Chemicals - 0.4%
Chemtura Corp., 5.75%, 7/15/21		$275,000	$286,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Specialty Stores - 0.3%
Michaels Stores, Inc., 7.75%, 11/01/18	$105,000	$112,613
Michaels Stores, Inc., 5.875%, 12/15/20 (z)	55,000	55,688

		$168,301
Telecommunications - Wireless - 4.8%
Crown Castle International Corp., 5.25%, 1/15/23	$90,000	$92,250
Digicel Group Ltd., 8.25%, 9/01/17 (n)	235,000	244,400
Digicel Group Ltd., 10.5%, 4/15/18 (n)	100,000	106,250
Eileme 2 AB, 11.625%, 1/31/20 (n)	200,000	239,250
Sprint Capital Corp., 6.875%, 11/15/28	185,000	183,613
Sprint Corp., 7.875%, 9/15/23 (n)	300,000	332,250
Sprint Corp., 7.125%, 6/15/24 (z)	95,000	99,750
Sprint Nextel Corp., 9%, 11/15/18 (n)	150,000	183,750
Sprint Nextel Corp., 6%, 11/15/22	205,000	210,125
T-Mobile USA, Inc., 6.125%, 1/15/22	35,000	36,969
T-Mobile USA, Inc., 6.5%, 1/15/24	95,000	100,700
T-Mobile USA, Inc., 6.464%, 4/28/19	85,000	90,738
T-Mobile USA, Inc., 6.25%, 4/01/21	500,000	533,125
T-Mobile USA, Inc., 6.633%, 4/28/21	55,000	59,538
Wind Acquisition Finance S.A., 12.25%, 7/15/17 (n)(p)	318,375	331,110
Wind Acquisition Finance S.A., 7.25%, 2/15/18 (n)	410,000	431,525

		$3,275,343
Telephone Services - 0.6%
Cogent Communications Group, Inc., 8.375%, 2/15/18 (n)	$100,000	$108,750
Level 3 Financing, Inc., 9.375%, 4/01/19	155,000	172,438
Level 3 Financing, Inc., 8.625%, 7/15/20	80,000	89,900

		$371,088
Transportation - Services - 4.6%
Aguila American Resources Ltd., 7.875%, 1/31/18 (n)	$300,000	$318,750
Avis Budget Car Rental LLC, 8.25%, 1/15/19	130,000	139,913
Avis Budget Car Rental LLC, 9.75%, 3/15/20	95,000	110,200
CEVA Group PLC, 8.375%, 12/01/17 (n)	290,000	303,050
Jack Cooper Holdings Corp., 9.25%, 6/01/20 (n)	300,000	330,750
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)	285,000	297,825
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	300,000	311,250
Navios South American Logistics, Inc., 9.25%, 4/15/19	217,000	232,733
Stena AB, 7%, 2/01/24 (n)	200,000	206,000
Swift Services Holdings, Inc., 10%, 11/15/18	485,000	534,106
Syncreon Group BV/Syncre, 8.625%, 11/01/21 (n)	200,000	208,000
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21	109,000	118,538

		$3,111,115
Utilities - Electric Power - 3.2%
AES Corp., 7.375%, 7/01/21	$195,000	$221,813
Calpine Corp., 7.875%, 7/31/20 (n)	172,000	192,210
Calpine Corp., 6%, 1/15/22 (n)	35,000	37,100
Covanta Holding Corp., 7.25%, 12/01/20	265,000	288,850
Energy Future Holdings Corp., 10%, 12/01/20	308,000	320,320
Energy Future Holdings Corp., 10.25%, 12/01/20 (n)	200,000	208,000
InterGen N.V., 7%, 6/30/23 (n)	200,000	211,500
NRG Energy, Inc., 8.25%, 9/01/20	280,000	310,800
NRG Energy, Inc., 6.25%, 7/15/22 (n)	85,000	88,400
NRG Energy, Inc., 6.625%, 3/15/23	165,000	174,075

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
Texas Competitive Electric Holdings Co. LLC, 11.5%, 10/01/20 (n)	$125,000	$92,031

		$2,145,099
Total Bonds		$82,872,099

Floating Rate Loans (g)(r) - 2.2%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20	$97,303	$97,668

Conglomerates - 0.1%
Silver II U.S. Holdings LLC, Term Loan, 4%, 12/13/19	$94,291	$94,487

Consumer Services - 0.1%
Realogy Corp., Extended Term Loan, 4.5%, 3/05/20	$63,457	$63,616

Energy - Independent - 0.2%
MEG Energy Corp., Refi Term Loan, 3.75%, 3/31/20	$119,962	$120,262

Entertainment - 0.1%
Cedar Fair LP, New Term Loan B, 3.25%, 3/06/20	$81,451	$81,535

Food & Beverages - 0.1%
H.J. Heinz Co., Term Loan B2, 3.5%, 6/05/20	$59,107	$59,513

Gaming & Lodging - 0.1%
Hilton Worldwide Finance LLC, Term Loan B2, 3.75%, 10/26/20	$95,637	$95,935

Medical & Health Technology & Services - 0.1%
Community Health Systems, Inc., Term Loan D, 4.25%, 1/22/21	$43,860	$44,223

Metals & Mining - 0.2%
FMG Resources Ltd., New Term Loan B, 4.25%, 6/30/19	$109,127	$110,150

Retailers - 0.3%
Rite Aid Corp., New 2nd Lien Term Loan, 4.87%, 6/21/21	$79,361	$80,651
Toys “R” Us Property Co. I LLC, New Term Loan B, 6%, 8/21/19	155,683	146,439

		$227,090
Transportation - Services - 0.5%
Commercial Barge Line Co., 1st Lien Term Loan, 7.5%, 9/20/19	$307,883	$307,114

Utilities - Electric Power - 0.3%
Calpine Construction Finance Co. LP, Original Term Loan B1, 3%, 5/03/20	$203,316	$200,647
Total Floating Rate Loans		$1,502,240

Preferred Stocks - 0.4%
Other Banks & Diversified Financials - 0.4%
Ally Financial, Inc., 7% (z)	100	$98,584
GMAC Capital Trust I, 8.125%	5,675	154,076
Total Preferred Stocks		$252,660

Common Stocks - 0.1%
Automotive - 0.0%
Accuride Corp. (a)	4,099	$18,077

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Printing & Publishing - 0.1%
American Media Operations, Inc. (a)	7,229	$35,350
Total Common Stocks		$53,427

Money Market Funds - 5.0%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	3,375,468	$3,375,468
Total Investments		$88,055,894

Other Assets, Less Liabilities - (30.2)%		(20,416,981)
Net Assets - 100.0%		$67,638,913

(a)	Non-income producing security.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $28,491,434 representing 42.1% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Advanced Micro Devices, Inc., 6.75%, 3/01/19	2/20/14-2/21/14	$135,112	$135,675
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	93,750	98,584
American Media, Inc., 13.5%, 6/15/18	12/22/10	28,516	30,323
Arch Coal, Inc., 8%, 1/15/19	12/12/13-2/06/14	105,076	106,050
Banc of America Commercial Mortgage, Inc., FRN, 6.261%, 2/10/51	6/19/08	331,334	237,848
Beverage Packaging Holdings Group, 6%, 6/15/17	12/04/13	35,000	36,400
CCM Merger, Inc., 9.125%, 5/01/19	12/09/13-1/14/14	271,607	270,938
CHS/Community Health Systems, Inc., 5.125%, 8/01/21	1/15/14	55,000	56,925
CHS/Community Health Systems, Inc., 6.875%, 2/01/22	1/15/14-2/10/14	261,281	271,256
Endo Finance Co., 5.75%, 1/15/22	12/11/13	105,000	108,413
G-Force LLC, CDO, “A2”, 4.83%, 8/22/36	1/20/11	5,019	5,273
Greektown Holdings LLC, 8.875%, 3/15/19	2/26/14-2/27/14	116,481	118,450
Headwaters, Inc., 7.25%, 1/15/19	12/05/13-1/13/14	77,274	78,563
Icahn Enterprises LP, 6%, 8/01/20	1/08/14	132,564	137,150
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23	2/07/14-2/12/14	67,876	69,213
Jurassic Holdings III, Inc., 6.875%, 2/15/21	1/24/14-1/27/14	130,261	133,900
Laredo Petroleum, Inc., 5.625%, 1/15/22	1/13/14	81,350	81,400
Michaels Stores, Inc., 5.875%, 12/15/20	12/16/13	55,000	55,688
Micron Technology, Inc., 5.875%, 2/15/22	2/05/14-2/06/14	70,211	73,150
Northern Blizzard Resources, Inc., 7.25%, 2/01/22	1/24/14-1/27/14	170,192	173,400
Prestige Brands, Inc., 5.375%, 12/15/21	12/03/13-2/07/14	125,099	126,875
Salix Pharmaceuticals Ltd., 6%, 1/15/21	12/12/13-12/13/13	111,469	117,700
Sprint Corp., 7.125%, 6/15/24	12/09/13-2/11/14	95,954	99,750

Portfolio of Investments (unaudited) – continued

Restricted Securities – continued	Acquisition Date	Cost	Value
Taminco Global Chemical Corp., 9.75%, 3/31/20	12/12/13	$312,821	$312,125
Ziggo Bond Co. B.V., 8%, 5/15/18	7/21/11-3/15/12	197,838	198,229
Total Restricted Securities			$3,133,278
% of Net assets			4.6%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 2/28/14

Forward Foreign Currency Exchange Contracts at 2/28/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	Credit Suisse Group	716,411	4/11/14	$978,217	$988,843	$(10,626)

Swap Agreements at 2/28/14

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swap Agreements
12/20/17	USD	690,000	Goldman Sachs International (a)	5.0% (fixed rate)	(1)	$70,494

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX North America High Yield 19 Index, a B rated credit default index. The fund entered into the contract to manage market/sector exposure.

(a)	Net unamortized premiums paid by the fund amounted to $23,584.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/28/14 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments such as forward foreign currency exchange contracts and swap agreements. The following is a summary of the levels used as of February 28, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$172,153	$98,584	$35,350	$306,087
Non-U.S. Sovereign Debt	—	164,305	—	164,305
Municipal Bonds	—	87,020	—	87,020
U.S. Corporate Bonds	—	66,160,760	—	66,160,760
Commercial Mortgage-Backed Securities	—	359,278	—	359,278
Asset-Backed Securities (including CDOs)	—	5,273	—	5,273
Foreign Bonds	—	16,095,463	—	16,095,463
Floating Rate Loans	—	1,502,240	—	1,502,240
Mutual Funds	3,375,468	—	—	3,375,468
Total Investments	$3,547,621	$84,472,923	$35,350	$88,055,894

Other Financial Instruments
Swap Agreements	$—	$70,494	$—	$70,494
Forward Foreign Currency Exchange Contracts	—	(10,626)	—	(10,626)

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/13	$35,350
Change in unrealized appreciation (depreciation)	0
Balance as of 2/28/14	$35,350

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at February 28, 2014 is $0.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$85,120,571
Gross unrealized appreciation	3,714,803
Gross unrealized depreciation	(779,480)
Net unrealized appreciation (depreciation)	$2,935,323

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,662,511	6,743,379	(6,030,422)	3,375,468

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$360	$3,375,468

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE HIGH INCOME FUND

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: April 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: April 14, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 14, 2014

*	Print name and title of each signing officer under his or her signature.